Related Parties (Details Narrative) - USD ($)		12 Months Ended
	Mar. 25, 2019	Dec. 31, 2019	Dec. 31, 2018
Officer's compenastion description	On March 25, 2019, the Company’s Compensation Committee and Board of Directors have approved the following compensation package for Dr. Weiss, to be retroactive to August 1, 2018: ● Salary: NIS 47,840 per month ● Bonus: Annual performance bonus of up to 35% of annual salary + 1% additional options, linked to the achievement of performance goals to be established by the Board of Directors each year. ● Equity: The Company will grant the CEO options to purchase 5% of the Company’s issued and outstanding shares as of March 25, 2019, at an exercise price equal to the fair market value of the Company’s shares on the date of grant, in accordance with the following vesting schedule: ○ 25% will vest on grant ○ 25% will vest on the consummation of the Company's planned public offering (the "Public Offering Date") ○ 25% will vest quarterly in the first year following the Public Offering Date ○ 25% will vest quarterly in the second year following the Public Offering Date ● Notice Period: 3 months ● Severance Payments: 6 months’ salary following effective date of termination ● Change in Control Payment: In the event the CEO is terminated due to a change of control, the Company will pay the CEO 12 months' salary (instead of the 6 months' salary) following the effective date of termination. ● Change in Control Acceleration: In the event of a change of control transaction following the Public Offering Date vesting will be accelerated, and all of the options will become fully vested.
Stock-based compensation expenses		$ 1,253,449	$ 47,672
Cost of plastic parts per unit		$ 0.10
Dr. Herman Weiss [Member]
Officer's compensation		$ 463,582	$ 82,967
Stock-based compensation expenses		$ 207,541
NIS [Member]
Officer's compensation	$ 47,840